Concessions and Authorizations	12 Months Ended
Dec. 31, 2024
Concessions And Authorizations
Concessions And Authorizations

2.                 CONCESSIONS AND AUTHORIZATIONS

CEMIG, through its subsidiaries, holds the following public service concessions and authorizations:

(1)

Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (Ambiente de Contratação Livre, or ‘ACL’).

(2)	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(3)

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, trated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

(4)

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.

(5)

On February 20, 2024, the Grantor (Agência Nacional de Energia Elétrica, or ‘Aneel’) transferred the authorization of the Machado Mineiro SHP (Small Hydroelectric Plant) from Horizontes Energia S.A. to Cemig GT, through Dispatch 504/2024.

(6)

On December 5, 2024 the Cemig GT held a public auction for sale, as a single lot, of the right to operate the energy generation services of four generation plants, comprising: one SHP, directly owned by Cemig GT; and three hydroelectric generation plants owned by its wholly-owned subsidiaries. More details in Note 31.

(7)

On January 24, 2024, Aneel, by its Dispatch 184/2024 authorized changing the name of the Boa Esperança solar generation plant (‘UFV Boa Esperança’) to the Advogado Eduardo Soares solar generation plant (‘UFV Advogado Eduardo Soares’).

(8)

Cemig Sim, controlled by the Company, operates in provision of generation of electricity from photovoltaic solar sources to the distributed generation market. It has 100% ownership of eight photovoltaic generation plants, all located in Minas Gerais.

a)      Generation concessions

In the Generation business, the Company earns revenue from the sale of energy from its plants in the regulated market (Ambiente de Contratação Regulada, or ‘ACR’) and in the free market (Ambiente de Contratação Livre, or ‘ACL’). While in the regulated environment the transactions occur by means of centralized and public auctions, in the free environment the negotiations are bilateral and restricted to the involved stakeholders.

There is also revenue from the spot market, which remunerates agents for de-contracted energy, which is settled at the Spot Price (Preço de Liquidação das Diferenças, or ‘PLD’).

Statement of interest in extension of concession

To guarantee its right to request a new grant of concessions for plants whose current concessions terminate in 2026 and 2027, Cemig GT filed statements of interest in relation to extension of the concession of the Sá Carvalho hydroelectric plant: (a) through transfer of stockholding control of its wholly-owned subsidiary Sá Carvalho, as per Decree 9,271/2018, in February 2023; and (b) in July 2023, under the regime of Physical Guarantee Quotas as per Law 12,783/2013.

In the correspondence sent to the Brazilian Mining and Energy Ministry and to Aneel in July 2023, the Cemig GT reaffirmed its interest in extension, under the Physical Guarantee Quotas regime, of the concessions of the Theodomiro Carneiro Santiago and Nova Ponte hydroelectric plants. Additionally, in November 2023 the Cemig GT filed its expression of interest in the extension of these concessions through transfer of shareholding control of the plants, as per Decree 9,271/2018.

Cemig GT reiterates that the sole objective of these statements of interest is to ensure its right to a potential extension, at a later date, for up to 30 years, at the criterion of the concession-granting power, in accordance with the legislation in force, which still has some matters of conditions yet to be decided by the Mining and Energy Ministry.

Any decision on the subject will only take place after publication by the Brazilian Mining and Energy Ministry and by Aneel, of all the conditions for extension of the concessions, which will be submitted to decision by Cemig GT’s governance bodies.

This statement of interest will not suspend analysis of any legal alternatives, which may be in progress for the extension of the concessions in question.

b)      Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or ‘TUST’). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or ‘RAP’) of transmission concessions contracts is adjusted. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

Transmission Auction 02/2022

The Cemig GT won the auction for Lot 1 of Aneel Transmission Auction 2/2022, held on December 16, 2022: the contract for the new 165-kilometer 230kV Governador Valadares 6 - Verona high voltage transmission line. The Cemig GT’s bid was for RAP of approximately R$17. The deadline for start of operation is March 30, 2028, and the concession is for 30 years.

On April 13, 2023 the Board of Directors of Cemig GT approved transfer of funds totaling R$222 by the Cemig GT into the investee Centroeste over the period from March 2023 to June 2026, depending on the needs and cash generation of Centroeste. Currently, activities are in progress related to regularization of landholdings, environmental licensing and preparation of the executive project. A total of R$37 has been invested up to December 31, 2024. The deadline for implementation of the transmission line is 60 months from the date of signature of the Concession Agreement, which was March 2023.

c)       Energy power distribution concessions

The Cemig D operates the concession for the distribution of energy in the greater part of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered revertible and part of the assets of the related concession. These assets are automatically reverted to the Grantor at the end of the contract and are then valued to determine the amount of the indemnity payable to Cemig D, subject to the amounts and the dates on which they were incorporated into the energy system.

Cemig D does not have obligations to make compensatory payments for commercial operation of the distribution concessions but has to comply with requirements related to quality, and investments made, in accordance with the concession contract.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the Cemig D has the right to request for the annual adjustment, the purpose of which is to be compensated the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the Cemig D’s control to be passed through to customers - for example the cost of energy purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, Aneel performs a periodic review of tariffs every five years, which aims to adjust due to changes in the Cemig D’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the Cemig D’s customers.

Cemig D also has the right to request an extraordinary review of tariffs in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the grantor, although there are pre-established provisions for each revision cycle.

Under the distribution concession contracts, the Cemig D is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Fifth Amendment to concession contract

On December 21, 2015, Cemig D signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•        The annual tariff adjustment will occur on May 28 of each year, according to the rules set for in Clause 6 of the Amendment will be applied.

•        Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the event of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.

•        There is a requirement for injections of capital from the parent company in an amount sufficient to meet the minimum conditions for economic and financial sustainability.

•        The requirement of compliance with efficiency criteria related to the continuity of supply and economic and financial management to maintain the concession, respecting the right to full defense and the adversary in case of non-compliance, being that any non-compliance for three consecutive years for the criteria of efficiency in the continuity of supply and two consecutive years for the criteria of efficiency in economic and financial management will result in the opening of a process of forfeiture of the concession.

Annual Tariff Adjustment

On May 21, 2024 Aneel ratified the result of the Annual Tariff Adjustment of Cemig D, to be in effect from May 28, 2024 to May 27, 2025, with average increase in tariff of 7.32% – its components included average increases of: 8.63% for high-voltage consumers, and 6.72% for consumers connected at low voltage. For residential consumers connected at low voltage, the average increase was 6.70%.

Voltage level	Average effect on consumers
High and medium voltage - Group A	8.63%
Low voltage - Group B	6.72%
Average adjustment	7.32%

This variation is due to the readjustment of cost items in ‘Parcel A’ and ‘B’, inclusion of new financial components to compensate for the subsequent 12 months; and removal of those that were in force in the previous cycle, in addition to the accumulated variation of the IPCA in the period from May 2023 to April 2024.

d)      Gas distribution concessions

Gasmig has the concession for commercial operation of industrial, institutional and residential piped gas services in the State of Minas Gerais for a period of 30 years, extendable under provision of its contract, as from the publication of State Law 11,021 of January 11, 1993. On December 26, 2014, the second amendment to the concession contract was signed, and the concession period was extended until January 10, 2053.

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais, the tariffs for natural gas are set by the regulator, the State’s Economic Development Secretariat, by market segment. The tariffs are comprised of a portion for the cost of gas and a portion for the distribution of gas.

Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service - remuneration of invested capital and to cover all the operating, commercial and administrative expenses of Gasmig.

In addition to these adjustments, there are periodic reviews of tariffs. These reviews may occur every five years from the end of the first cycle, to evaluate the changes in the costs of Gasmig and update the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

Fourth amendment to the concession contract

In November 2022, the fourth addendum to the concession contract was signed with the aim of: (i) changing the deadline for meeting the expansion targets for the 2022-26 tariff cycle; and (ii) changing the inflation index for adjusting the natural gas distribution margins, the asset base and the non-depreciated portion of assets at the end of the concession from IGP-M to IPCA as of February 2022, with IGP-M remaining as the adjustment index before February 2022.

Gas distribution tariff readjustments

During the 2024 fiscal year, the State’s Economic Development Secretariat issued some Resolutions for adjustments on the gas tariff, as following:

Resolution	Start of term	Average reduction according to consumption and tariff categories.
N. 9, of January 25, 2024	February 1, 2024	Between 1.06% and 3.77%
N. 17, of April 26, 2024	May 1, 2024	Between 0.61% and 1.66%
N. 36, of July 26, 2024	August 1, 2024	Between 4% and 6%
N. 51, of November 1, 2024	November 1, 2024	Between 0.54% and 0.77%

e)      Onerous concessions

When obtaining the concessions for construction of certain generation projects, Cemig GT is required to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW, as compensation for the right to operate them.

The concessions fees are paid monthly to the grantor for an amount that changes over time. These payments are recorded as an intangible asset, representing a right to operate the concession and to charge users through the concession period, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

Project	Period of the concession + extension (1)	Nominal value in Dec. 31,2024	Present value in Dec. 31,2024	Interest %	Updating indexer	Amounts paid in 2024	Amounts paid in 2023
Irapé	March 2006 to September 2037	42.7	22	100	IGPM	3.3	3.1
Queimado (Consortium)	January 2004 to June, 2034	9.1	5.4	82.5	IGPM	1	1

(1)

The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

The rate used by the Cemig GT to discount the above liabilities to its present value, was 12.50%, and represents the average cost of funding under usual conditions on the date of registration of each concession.

Additionally, Cemig GT generates energy from nine hydroelectric plants that have the capacity of 5MW or less, having a total installed capacity of 11.53MW, and thus under Law 9,074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date.

f)        Distributed generation

In 2012, through Aneel Normative Resolution 482, Aneel implemented the Electricity Compensation System (SCEE) to encourage the generation of renewable energy. This system allows the energy injected by consumer units with distributed micro- or mini-generation to be loaned free of charge to the local distributor and then offset against electricity consumption.

To access the benefits of the SCEE, users must request the connection to the local distribution network. Upon approval of the documentation and completion of the necessary services, the definitive technical and commercial conditions will be presented by the distributor in the issuance of the Access Report, which also guarantees the reservation of the intended load and/or generation.